Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2013
Schedule of Goodwill and Intangible Assets

UNAMORTIZED INTANGIBLES	2013	2012
Goodwill
Carrying amount at beginning of year	$1,610.8	$1,607.0
Acquisitions and purchase price adjustments	—	—
Translation differences	(0.7)	3.8
Carrying amount at end of year	$1,610.1	$1,610.8

AMORTIZED INTANGIBLES	2013	2012
Gross carrying amount	$398.9	$403.4
Accumulated amortization	(321.6)	(307.2)
Carrying value	$77.3	$96.2